TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of composition of income tax expense

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
PRC	—	—	—	—
Deferred tax assets
PRC	(35,243)	(3,760)	63,310	8,673
Other jurisdictions	—	—	—	—
Subtotal	(35,243)	(3,760)	63,310	8,673
Change in valuation allowance
PRC	35,243	3,760	(63,310)	(8,673)
Other jurisdictions	—	—	—	—
Subtotal	35,243	3,760	(63,310)	(8,673)
Income tax expense	—	—	—	—

Schedule of reconciliation between statutory EIT rate and Group's effective tax rate

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2022	2023	2024

PRC statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	0%	0%	(270)%
Change in future tax rate (upon expiration of preferential rate)	0%	(1)%	0%
Change of prior year deferred tax assets	(11)%	(37)%	16%
Change of valuation allowance	(20)%	194%	174%
Income not subject to tax and non-deductible expenses, net	0%	16%	(2)%
Effect of expired net operating loss	6%	(197)%	57%
PRC withholding tax	0%	0%	0%
Effective EIT rate	0%	0%	0%

Schedule of significant components of deferred tax assets and liabilities

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
		(in thousands)	(Note 3)
Temporary differences related to expenses and accruals	620	530	73
Temporary differences related to impairment on advances to suppliers	306	306	42
Temporary differences related to provision for doubtful accounts	549	600	82
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	(3,402)	(3,392)	(465)
Startup expenses and advertising fees	54	33	5
Temporary differences related to equity investments	9,252	7,747	1,061
Temporary differences related to provision for prepayment for equipment	—	—	—
Tax loss carry forwards	77,500	142,365	19,504
Total deferred tax assets	84,879	148,189	20,302
Less: Valuation allowance	(84,879)	(148,189)	(20,302)
Total deferred tax assets	—	—	—

Schedule of movement of valuation allowance on deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
		(in thousands)	(Note 3)
Beginning balance	88,640	84,879	11,629
Decrease in valuation allowance	(3,760)	63,310	8,673
Ending balance	84,879	148,189	20,302